Supplemental Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of the components of other income (expense)

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Investment (losses) and gains	$—	$(8.1)	$2.3	$(7.8)
Derivative financial instruments losses	(25.5)	(43.0)	(11.3)	(86.8)
Divestitures, net	2.3	—	2.3	—
Non-operating foreign currency (losses) and gains	(13.0)	(0.9)	(14.2)	11.8
Other income (expense)	$(36.2)	$(52.0)	$(20.9)	$(82.8)

	Year ended December 31,
(in millions)	2012	2011	2010
Investment (losses) and gains	$(7.7)	$—	$2.5
Derivative financial instruments (losses) and gains	(91.4)	58.2	(58.3)
Divestitures, net	—	57.4	18.7
Non-operating foreign currency gains	4.8	5.3	21.2
Other	—	3.2	—
Other income (expense)	$(94.3)	$124.1	$(15.9)